September 15, 2011

BNY MELLON FUNDS TRUST
- BNY Mellon Large Cap Market Opportunities Fund

                        - BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

 (together, the "Funds")

Supplement to Prospectus
dated December 31, 2010

(Class M and Investor Shares)

The following information supersedes and replaces any contrary information contained in the sections of the Funds' prospectus entitled "Fund Summary – BNY Mellon Large Cap Market Opportunities Fund – Portfolio Management" and "Fund Summary – BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund – Portfolio Management":

Bernard Schoenfeld has been the fund's primary portfolio manager responsible for investment allocation decisions since September 2011; he is a senior investment strategist and vice president for BNY Mellon Wealth Management and an employee of The Dreyfus Corporation.

The following information supersedes and replaces any contrary information contained in the section of the Funds' prospectus entitled "Fund Details  – Management – Portfolio Managers":

Name of Fund                                                             Primary Portfolio Manager

BNY Mellon Large Cap                                               Bernard Schoenfeld (investment allocation)

Market Opportunities Fund

BNY Tax-Sensitive Large Cap                                     Bernard Schoenfeld (investment allocation)

Multi-Strategy Fund

The following information supersedes and replaces any contrary information contained in the section of the Funds' prospectus entitled "Fund Details  – Management – Biographical Information":

Bernard Schoenfeld has been a primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund responsible for investment allocation decisions since September 2011. Mr. Schoenfeld is a senior investment strategist for BNY Mellon Wealth Management and has been employed by The Bank of New York Mellon since 1970. He also has been employed by Dreyfus since September 2011.

The references to Christopher E. Sheldon in each of the above-referenced sections are deleted because he is no longer the Funds' primary portfolio manager responsible for investment allocation decisions.

September 15, 2011

BNY MELLON FUNDS TRUST

- BNY Mellon Large Cap Market Opportunities Fund

- BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund

(together, the "Funds")

Supplement to Statement of Additional Information

dated December 31, 2010

The following supersedes and replaces any contrary information contained in the section of the Statement of Additional Information entitled “Management Arrangements – Portfolio Management”:

Bernard Schoenfeld is the primary portfolio manager of BNY Mellon Large Cap Market Opportunities Fund and BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund responsible for each Fund's investment allocation decisions.

The following supplements the information contained in the section of the Statement of Additional Information entitled “Management Arrangements – Additional Information about the Portfolio Managers”:

The following table lists the number and types of other accounts advised by the primary portfolio manager indicated below and assets under management in those accounts as of August 31, 2011:

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Accounts	Assets Managed	Other Accounts	Assets Managed
Bernard Schoenfeld	0	N/A	0	N/A	0	N/A

The dollar range of fund shares beneficially owned by the primary portfolio manager indicated below is as follows as of August 31, 2011:

Portfolio Manager	Fund Name	Dollar Range of Fund Shares Beneficially Owned
Bernard Schoenfeld	BNY Mellon Large Cap Market Opportunities Fund BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund	None None

The information pertaining to Christopher E. Sheldon contained in the Statement of Additional Information is deleted because he is no longer the Funds' primary portfolio manager responsible for investment allocation decisions.